Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	COMMUNICATIONS — 9.9%
3,282	Alphabet, Inc. - Class A*	$8,774,493
64,249	Comcast Corp. - Class A	3,593,446
16,206	Walt Disney Co.*	2,741,569
		15,109,508
	CONSUMER DISCRETIONARY — 13.1%
2,166	Amazon.com, Inc.*	7,115,397
7,161	Dollar General Corp.	1,519,135
40,510	General Motors Co.*	2,135,282
9,659	Home Depot, Inc.	3,170,663
26,180	Marriott International, Inc. - Class A*	3,876,996
3,540	O'Reilly Automotive, Inc.*	2,163,152
		19,980,625
	CONSUMER STAPLES — 5.2%
5,674	Costco Wholesale Corp.	2,549,612
21,233	Darling Ingredients, Inc.*	1,526,653
6,458	Estee Lauder Cos., Inc. - Class A	1,936,948
12,342	PepsiCo, Inc.	1,856,360
		7,869,573
	ENERGY — 1.4%
30,714	Phillips 66	2,150,901
	FINANCIALS — 12.2%
17,038	Ameriprise Financial, Inc.	4,500,076
90,913	Bank of America Corp.	3,859,257
16,060	Chubb Ltd.[1]	2,786,089
24,466	Intercontinental Exchange, Inc.	2,809,186
28,475	JPMorgan Chase & Co.	4,661,073
		18,615,681
	HEALTH CARE — 14.7%
21,176	Abbott Laboratories	2,501,521
57,427	Adaptive Biotechnologies Corp.*	1,951,944
6,191	Becton, Dickinson and Co.	1,521,872
7,670	Bio-Techne Corp.	3,716,652
24,183	Bristol-Myers Squibb Co.	1,430,908
18,679	Catalent, Inc.*	2,485,615
11,849	Cigna Corp.	2,371,696
12,633	Guardant Health, Inc.*	1,579,251

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
5,448	Teleflex, Inc.	$2,051,444
4,753	Thermo Fisher Scientific, Inc.	2,715,531
		22,326,434
	INDUSTRIALS — 9.0%
25,977	AMETEK, Inc.	3,221,408
10,968	Chart Industries, Inc.*	2,096,094
11,687	Honeywell International, Inc.	2,480,916
15,034	Norfolk Southern Corp.	3,596,885
12,843	Trane Technologies PLC	2,217,344
		13,612,647
	MATERIALS — 2.7%
12,819	Avery Dennison Corp.	2,656,225
16,036	Ball Corp.	1,442,759
		4,098,984
	REAL ESTATE — 1.9%
7,614	Alexandria Real Estate Equities, Inc. - REIT	1,454,807
11,712	Prologis, Inc.	1,469,036
		2,923,843
	TECHNOLOGY — 26.4%
5,100	Adobe, Inc.*	2,936,172
67,215	Apple, Inc.	9,510,923
7,525	Broadcom, Inc.	3,649,098
19,980	Fidelity National Information Services, Inc.	2,431,166
20,691	Microchip Technology, Inc.	3,175,862
38,691	Microsoft Corp.	10,907,767
12,609	NVIDIA Corp.	2,612,080
8,980	PayPal Holdings, Inc.*	2,336,686
11,744	Visa, Inc. - Class A	2,615,976
		40,175,730
	UTILITIES — 1.8%
6,426	American Water Works Co., Inc.	1,086,251
20,756	NextEra Energy, Inc.	1,629,761
		2,716,012
	Total Common Stocks
	(Cost $116,502,227)	149,579,938

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.5%
$2,332,448	UMB Bank demand deposit, 0.01%[2]	$2,332,448
	Total Short-Term Investments
	(Cost $2,332,448)	2,332,448
	TOTAL INVESTMENTS — 99.8%
	(Cost $118,834,675)	151,912,386
	Other Assets in Excess of Liabilities — 0.2%	341,401
	TOTAL NET ASSETS — 100.0%	$152,253,787

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.